Baird Short-Term Bond Fund
Schedule of Investments, March 31, 2022 (Unaudited)
	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS

U.S. Treasury Securities
U.S. Treasury Bonds:
1.750%, 05/15/2023	$413,125,000	$412,576,320
2.750%, 11/15/2023	925,525,000	933,261,815
0.375%, 07/15/2024	1,132,550,000	1,080,965,881
0.250%, 05/31/2025	1,072,000,000	997,713,745
Total U.S. Treasury Securities (Cost $3,534,655,495)		3,424,517,761	32.9%

Other Government Related Securities
Harvest Operations Corp.,
1.000%, 04/26/2024 (Callable 05/02/2022) (1)(2)	25,000,000	24,004,500
NBN Co. Ltd.,
0.875%, 10/08/2024 (Callable 09/08/2024) (1)(2)	36,000,000	34,072,464
Total Other Government Related Securities (Cost $60,852,310)		58,076,964	0.6%

Corporate Bonds
Industrials
7-Eleven, Inc.,
0.800%, 02/10/2024 (Callable 05/02/2022) (1)(2)	20,000,000	19,212,738
AbbVie, Inc.,
3.850%, 06/15/2024 (Callable 03/15/2024)	13,187,000	13,444,872
Agilent Technologies, Inc.,
3.875%, 07/15/2023 (Callable 04/15/2023)	7,500,000	7,611,600
Aker BP ASA,
3.000%, 01/15/2025 (Callable 12/15/2024) (1)(2)	8,950,000	8,816,270
Allegion US Holding Co., Inc.,
3.200%, 10/01/2024 (Callable 08/01/2024)	20,250,000	20,003,565
AmerisourceBergen Corp.,
0.737%, 03/15/2023 (Callable 05/02/2022)	15,250,000	15,025,385
Anglo American Capital PLC:
4.125%, 09/27/2022 (1)(2)	2,775,000	2,808,484
5.375%, 04/01/2025 (Callable 03/01/2025) (1)(2)	13,250,000	13,912,728
4.875%, 05/14/2025 (1)(2)	956,000	988,907
ANR Pipeline Co.,
7.375%, 02/15/2024 (1)	13,000,000	13,986,474
ArcelorMittal:
6.125%, 06/01/2025 (1)	1,413,000	1,506,339
4.550%, 03/11/2026 (1)	4,000,000	4,098,140
AT&T, Inc.,
0.900%, 03/25/2024 (Callable 04/11/2022)	26,000,000	25,168,550
Bayer US Finance II LLC:
2.200%, 07/15/2022 (Callable 04/16/2022) (1)(2)	2,250,000	2,249,957
5.500%, 08/15/2025 (1)(2)	4,000,000	4,158,980
Beam Suntory, Inc.,
3.250%, 05/15/2022 (Callable 05/02/2022) (1)	10,875,000	10,887,551
Becton Dickinson and Co.,
3.363%, 06/06/2024 (Callable 04/06/2024)	3,118,000	3,143,961
Bell Canada, Inc.,
0.750%, 03/17/2024 (1)	40,325,000	38,878,360
Berry Global, Inc.,
0.950%, 02/15/2024 (Callable 01/15/2024)	20,000,000	19,146,898
BMW US Capital LLC,
0.800%, 04/01/2024 (1)(2)	18,100,000	17,353,000
Boardwalk Pipelines LP,
4.950%, 12/15/2024 (Callable 09/15/2024)	40,966,000	42,307,699
Boeing Co.:
1.950%, 02/01/2024	10,000,000	9,776,971
1.433%, 02/04/2024 (Callable 04/11/2022)	35,325,000	34,166,655
BorgWarner, Inc.,
5.000%, 10/01/2025 (2)	9,946,000	10,435,066
Brambles USA, Inc.,
4.125%, 10/23/2025 (Callable 07/25/2025) (1)(2)	30,041,000	30,530,392
Broadcom, Inc.:
3.625%, 01/15/2024 (Callable 11/15/2023)	11,225,000	11,356,312
4.700%, 04/15/2025 (Callable 03/15/2025)	29,575,000	30,692,568
3.150%, 11/15/2025 (Callable 10/15/2025)	5,000,000	4,959,464
Brunswick Corp.,
0.850%, 08/18/2024 (Callable 08/18/2022)	10,000,000	9,453,134
Bunge Limited Finance Corp.,
1.630%, 08/17/2025 (Callable 07/17/2025)	5,006,000	4,741,722
Canadian Natural Resources Ltd.,
2.950%, 01/15/2023 (Callable 12/15/2022) (1)	6,500,000	6,531,670
Carlisle Companies, Inc.,
3.750%, 11/15/2022 (Callable 08/15/2022)	2,230,000	2,242,458
CDW LLC / CDW Finance Corp.,
5.500%, 12/01/2024 (Callable 06/01/2024)	2,958,000	3,059,933
Celanese US Holdings LLC:
4.625%, 11/15/2022	3,395,000	3,445,938
3.500%, 05/08/2024 (Callable 04/08/2024)	4,450,000	4,461,436
Charter Communications Operating LLC:
4.464%, 07/23/2022 (Callable 05/23/2022)	22,835,000	22,918,718
4.908%, 07/23/2025 (Callable 04/23/2025)	13,000,000	13,481,145
Cheniere Corpus Christi Holdings LLC:
7.000%, 06/30/2024 (Callable 01/01/2024)	18,650,000	19,844,279
5.875%, 03/31/2025 (Callable 10/02/2024)	6,595,000	6,960,578
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP,
3.300%, 05/01/2023 (Callable 04/01/2023) (2)	1,930,000	1,945,233
Choice Hotels International, Inc.,
5.750%, 07/01/2022	4,495,000	4,509,569
Cigna Corp.,
3.750%, 07/15/2023 (Callable 06/15/2023)	1,414,000	1,434,643
CNH Industrial Capital LLC:
4.375%, 04/05/2022 (1)	4,102,000	4,102,304
4.200%, 01/15/2024 (1)	13,300,000	13,564,035
CNH Industrial NV,
4.500%, 08/15/2023 (1)	15,515,000	15,832,506
Coca-Cola Europacific Partners PLC,
0.800%, 05/03/2024 (1)(2)	5,050,000	4,823,770
CommonSpirit Health:
2.950%, 11/01/2022	6,349,000	6,381,435
4.200%, 08/01/2023	4,210,000	4,274,380
Constellation Brands, Inc.,
3.200%, 02/15/2023 (Callable 01/15/2023)	9,650,000	9,745,212
CVS Pass-Through Trust:
5.880%, 01/10/2028	5,673,989	6,051,900
6.036%, 12/10/2028	11,828,001	12,663,084
Daimler Finance North America LLC:
3.350%, 02/22/2023 (1)(2)	1,619,000	1,633,989
0.750%, 03/01/2024 (1)(2)	16,250,000	15,592,585
1.625%, 12/13/2024 (1)(2)	25,000,000	23,868,265
Dell International LLC / EMC Corp.:
5.450%, 06/15/2023 (Callable 04/15/2023)	5,282,000	5,441,215
4.000%, 07/15/2024 (Callable 06/15/2024)	15,643,000	15,979,668
Devon Energy Corp.,
5.250%, 09/15/2024 (Callable 06/15/2024)	6,010,000	6,280,662
Edward-Elmhurst Healthcare,
3.500%, 05/04/2023 (Callable 02/04/2023)	35,000,000	35,153,274
Element Fleet Management Corp.:
1.600%, 04/06/2024 (Callable 03/06/2024) (1)(2)	39,475,000	38,069,747
3.850%, 06/15/2025 (Callable 05/15/2025) (1)(2)	1,682,000	1,683,538
Embotelladora Andina SA,
5.000%, 10/01/2023 (1)(2)	12,389,000	12,766,988
Energy Transfer LP:
4.250%, 03/15/2023 (Callable 12/15/2022)	15,933,000	16,106,539
4.250%, 04/01/2024 (Callable 01/01/2024)	1,276,000	1,300,766
Energy Transfer Partners LP,
4.050%, 03/15/2025 (Callable 12/15/2024)	16,781,000	17,018,870
Eni SpA,
4.000%, 09/12/2023 (1)(2)	3,187,000	3,230,415
Equifax, Inc.,
3.950%, 06/15/2023 (Callable 05/15/2023)	12,294,000	12,416,458
Fiserv, Inc.,
3.500%, 10/01/2022 (Callable 07/01/2022)	6,350,000	6,376,344
Flex Ltd.:
5.000%, 02/15/2023	2,350,000	2,392,068
4.750%, 06/15/2025 (Callable 03/15/2025)	18,999,000	19,603,407
3.750%, 02/01/2026 (Callable 01/01/2026)	28,600,000	28,596,506
FMC Corp.,
4.100%, 02/01/2024 (Callable 11/01/2023)	2,425,000	2,460,791
Ford Motor Credit Co. LLC:
2.979%, 08/03/2022 (Callable 07/03/2022)	15,000,000	15,000,000
3.087%, 01/09/2023	12,000,000	12,015,000
Fortune Brands Home & Security, Inc.,
4.000%, 09/21/2023 (Callable 08/21/2023)	3,805,000	3,879,589
Freeport-McMoRan, Inc.,
4.550%, 11/14/2024 (Callable 08/14/2024)	3,547,000	3,653,410
Fresenius Medical Care US Finance II, Inc.,
4.750%, 10/15/2024 (Callable 07/17/2024) (1)(2)	18,720,000	19,323,455
Fresenius US Finance II, Inc.,
4.500%, 01/15/2023 (Callable 10/17/2022) (1)(2)	3,328,000	3,367,048
General Motors Financial Co., Inc.:
3.550%, 07/08/2022	5,000,000	5,025,457
1.700%, 08/18/2023	12,000,000	11,870,617
5.100%, 01/17/2024 (Callable 12/17/2023)	2,925,000	3,024,044
2.750%, 06/20/2025 (Callable 05/20/2025)	7,302,000	7,092,133
Genpact Luxembourg Sarl:
3.700%, 04/01/2022	5,511,000	5,511,000
3.375%, 12/01/2024 (Callable 11/01/2024)	1,184,000	1,179,860
Genuine Parts Co.,
1.750%, 02/01/2025 (Callable 02/01/2023)	15,000,000	14,322,757
Gilead Sciences, Inc.,
0.750%, 09/29/2023 (Callable 04/11/2022)	15,195,000	14,839,734
Glencore Finance (Canada) Ltd.,
4.250%, 10/25/2022 (1)(2)	7,555,000	7,603,050
Glencore Funding LLC:
4.125%, 05/30/2023 (1)(2)	7,121,000	7,234,366
4.625%, 04/29/2024 (1)(2)	7,500,000	7,678,522
4.000%, 04/16/2025 (1)(2)	14,043,000	14,121,353
1.625%, 09/01/2025 (Callable 08/01/2025) (1)(2)	20,000,000	18,700,470
Global Payments, Inc.:
3.750%, 06/01/2023 (Callable 03/01/2023)	4,550,000	4,590,809
1.500%, 11/15/2024 (Callable 10/15/2024)	10,000,000	9,560,387
2.650%, 02/15/2025 (Callable 01/15/2025)	40,361,000	39,492,140
Graphic Packaging International LLC,
0.821%, 04/15/2024 (Callable 03/15/2024) (2)	10,000,000	9,503,117
Gray Oak Pipeline LLC:
2.000%, 09/15/2023 (2)	7,000,000	6,896,144
2.600%, 10/15/2025 (Callable 09/15/2025) (2)	5,499,000	5,275,784
Grupo Bimbo SAB de CV,
3.875%, 06/27/2024 (1)(2)	43,581,000	44,491,263
HCA, Inc.:
4.750%, 05/01/2023	20,093,000	20,594,604
5.000%, 03/15/2024	14,570,000	15,102,716
5.375%, 02/01/2025	10,000,000	10,405,000
HCL America, Inc.,
1.375%, 03/10/2026 (Callable 02/10/2026) (1)(2)	4,350,000	3,982,636
Hewlett Packard Enterprise Co.:
2.250%, 04/01/2023 (Callable 03/01/2023)	23,000,000	22,978,158
4.450%, 10/02/2023 (Callable 09/02/2023)	22,909,000	23,463,675
Huntington Ingalls Industries, Inc.,
3.844%, 05/01/2025 (Callable 04/01/2025)	48,626,000	49,145,423
Hyatt Hotels Corp.,
1.800%, 10/01/2024 (Callable 10/01/2022)	15,000,000	14,432,110
Hyundai Capital America:
3.000%, 06/20/2022 (1)(2)	5,000,000	5,010,931
2.850%, 11/01/2022 (1)(2)	6,000,000	6,018,516
0.800%, 04/03/2023 (1)(2)	15,000,000	14,716,233
1.250%, 09/18/2023 (1)(2)	15,000,000	14,591,869
1.800%, 10/15/2025 (Callable 09/15/2025) (1)(2)	4,815,000	4,497,102
Illumina, Inc.,
0.550%, 03/23/2023	12,600,000	12,359,472
Infor, Inc.:
1.450%, 07/15/2023 (Callable 06/15/2023) (2)	28,072,000	27,502,242
1.750%, 07/15/2025 (Callable 06/15/2025) (2)	8,145,000	7,657,941
International Flavors & Fragrances, Inc.,
1.230%, 10/01/2025 (Callable 09/01/2025) (2)	22,000,000	20,365,872
Inversiones CMPC SA,
4.375%, 05/15/2023 (Callable 02/15/2023) (1)(2)	2,325,000	2,362,805
Johnson Controls International PLC,
3.625%, 07/02/2024 (Callable 04/02/2024) (7)	1,651,000	1,672,400
Kerry Group Financial Services Unlimited Co.,
3.200%, 04/09/2023 (Callable 01/09/2023) (1)(2)	36,325,000	36,547,555
Kimberly-Clark de Mexico SAB de CV,
3.250%, 03/12/2025 (1)(2)	5,000,000	5,024,550
Kinder Morgan, Inc.,
5.625%, 11/15/2023 (Callable 08/15/2023) (2)	9,060,000	9,352,451
Kinross Gold Corp.,
5.950%, 03/15/2024 (Callable 12/15/2023) (1)	15,680,000	16,378,934
Leggett & Platt, Inc.,
3.400%, 08/15/2022 (Callable 05/15/2022)	10,000,000	10,022,676
Leidos, Inc.:
2.950%, 05/15/2023 (Callable 04/15/2023)	27,875,000	27,934,931
3.625%, 05/15/2025 (Callable 04/15/2025)	10,675,000	10,672,331
Lennar Corp.:
4.875%, 12/15/2023 (Callable 09/15/2023)	21,250,000	21,827,812
4.500%, 04/30/2024 (Callable 01/31/2024)	15,892,000	16,291,545
5.875%, 11/15/2024 (Callable 05/15/2024)	11,260,000	11,863,232
Lennox International, Inc.:
3.000%, 11/15/2023 (Callable 09/15/2023)	16,160,000	16,178,008
1.350%, 08/01/2025 (Callable 07/01/2025)	5,000,000	4,680,803
Magallanes, Inc.,
3.638%, 03/15/2025 (2)	23,150,000	23,290,657
Marriott International, Inc.,
2.125%, 10/03/2022	10,000,000	10,003,239
Microchip Technology, Inc.:
2.670%, 09/01/2023	3,100,000	3,089,617
0.972%, 02/15/2024	48,775,000	46,745,978
Midwest Connector Capital Co. LLC,
3.625%, 04/01/2022 (2)	27,750,000	27,750,000
Mondelez International, Inc.,
2.125%, 03/17/2024	10,000,000	9,926,503
Mosaic Co.,
3.250%, 11/15/2022 (Callable 10/15/2022)	6,443,000	6,486,461
MPLX LP,
3.500%, 12/01/2022 (Callable 11/01/2022)	6,403,000	6,453,971
Mylan NV,
3.950%, 06/15/2026 (Callable 03/15/2026)	16,477,000	16,350,688
Mylan, Inc.,
3.125%, 01/15/2023 (2)	32,660,000	32,788,061
National Fuel Gas Co.,
5.200%, 07/15/2025 (Callable 04/15/2025)	18,825,000	19,582,868
Newell Brands, Inc.,
3.850%, 04/01/2023 (Callable 02/01/2023)	33,713,000	34,042,629
Nissan Motor Acceptance Co. LLC,
1.125%, 09/16/2024 (1)(2)	12,000,000	11,222,601
Nissan Motor Acceptance Corp.,
3.450%, 03/15/2023 (1)(2)	1,585,000	1,592,025
Nissan Motor Co. Ltd.:
3.043%, 09/15/2023 (1)(2)	10,000,000	9,977,659
3.522%, 09/17/2025 (Callable 08/17/2025) (1)(2)	5,291,000	5,185,455
Nutrien Ltd.:
3.150%, 10/01/2022 (Callable 07/01/2022) (1)	1,000,000	1,004,410
1.900%, 05/13/2023 (1)	19,400,000	19,254,043
NXP Semiconductors NV,
4.625%, 06/01/2023 (Callable 05/01/2023) (1)(2)	19,023,000	19,318,475
Oracle Corp.,
2.950%, 05/15/2025 (Callable 02/15/2025)	5,554,000	5,489,374
Ovintiv Exploration, Inc.,
5.625%, 07/01/2024	20,000,000	21,027,244
Panasonic Corp.,
2.536%, 07/19/2022 (Callable 06/19/2022) (1)(2)	15,000,000	15,020,205
Penske Truck Leasing Co.:
4.250%, 01/17/2023 (2)	10,000,000	10,147,499
2.700%, 03/14/2023 (Callable 02/14/2023) (2)	1,500,000	1,506,671
4.125%, 08/01/2023 (Callable 07/01/2023) (2)	1,350,000	1,366,335
4.000%, 07/15/2025 (Callable 06/15/2025) (2)	8,000,000	8,077,734
Perrigo Co. PLC,
4.000%, 11/15/2023 (Callable 08/15/2023)	9,880,000	10,137,537
Perrigo Finance Unlimited Co.,
3.900%, 12/15/2024 (Callable 09/15/2024)	45,957,000	46,155,101
Phillips 66,
3.700%, 04/06/2023	9,800,000	9,936,261
POSCO:
2.375%, 01/17/2023 (1)(2)	35,000,000	34,890,100
4.000%, 08/01/2023 (1)(2)	5,000,000	5,069,300
PVH Corp.,
4.625%, 07/10/2025 (Callable 06/10/2025)	9,171,000	9,355,322
Quanta Services, Inc.,
0.950%, 10/01/2024 (Callable 10/01/2022)	18,200,000	17,255,130
Reckitt Benckiser Treasury Services PLC,
2.375%, 06/24/2022 (Callable 05/24/2022) (1)(2)	15,000,000	15,025,830
Regency Energy Partners LP / Regency Energy Finance Corp.:
5.000%, 10/01/2022 (Callable 07/01/2022)	1,430,000	1,441,544
4.500%, 11/01/2023 (Callable 08/01/2023)	13,121,000	13,320,211
Reliance Industries Ltd.,
4.125%, 01/28/2025 (1)(2)	8,778,000	8,893,431
Renesas Electronics Corp.,
1.543%, 11/26/2024 (Callable 10/26/2024) (1)(2)	30,000,000	28,574,748
Rogers Communications, Inc.,
2.950%, 03/15/2025 (Callable 03/15/2023) (1)(2)	28,650,000	28,443,148
Roper Technologies, Inc.,
3.125%, 11/15/2022 (Callable 08/15/2022)	10,000,000	10,048,200
Royalty Pharma PLC:
0.750%, 09/02/2023	15,000,000	14,563,059
1.200%, 09/02/2025 (Callable 08/02/2025)	1,000,000	919,867
RPM International, Inc.,
3.450%, 11/15/2022 (Callable 08/15/2022)	2,508,000	2,515,738
Ryder System, Inc.,
2.875%, 06/01/2022 (Callable 05/02/2022)	5,000,000	5,005,351
Sabine Pass Liquefaction LLC:
5.625%, 04/15/2023 (Callable 01/15/2023)	15,800,000	16,165,733
5.750%, 05/15/2024 (Callable 02/15/2024)	6,463,000	6,764,421
Seagate HDD Cayman:
4.750%, 06/01/2023	12,400,000	12,586,000
4.875%, 03/01/2024 (Callable 01/01/2024)	2,500,000	2,550,000
Shire Acquisitions Investments Ireland DAC,
2.875%, 09/23/2023 (Callable 07/23/2023) (1)	853,000	855,365
SK Hynix, Inc.,
1.000%, 01/19/2024 (1)(2)	37,010,000	35,528,001
Skyworks Solutions, Inc.,
0.900%, 06/01/2023 (Callable 06/01/2022)	5,000,000	4,888,387
Smurfit Kappa Treasury Funding DAC,
7.500%, 11/20/2025 (1)	5,852,000	6,752,703
Sociedad Quimica y Minera de Chile SA,
3.625%, 04/03/2023 (1)(2)	3,000,000	3,052,500
Solvay Finance America LLC,
4.450%, 12/03/2025 (Callable 09/03/2025) (1)(2)	32,111,000	32,984,814
Southern Copper Corp.,
3.875%, 04/23/2025 (1)	15,534,000	15,768,719
Spirit AeroSystems, Inc.,
3.950%, 06/15/2023 (Callable 05/15/2023)	3,515,000	3,468,672
SSM Health Care Corp.,
3.688%, 06/01/2023 (Callable 03/01/2023)	16,500,000	16,642,026
Steel Dynamics, Inc.,
2.800%, 12/15/2024 (Callable 11/15/2024)	21,338,000	21,107,452
Suncor Energy, Inc.,
2.800%, 05/15/2023 (1)	10,000,000	10,014,754
Suntory Holdings Ltd.,
2.550%, 06/28/2022 (Callable 05/28/2022) (1)(2)	25,600,000	25,638,233
SYNNEX Corp.,
1.250%, 08/09/2024 (Callable 08/09/2022) (2)	35,000,000	33,252,200
TC PipeLines LP,
4.375%, 03/13/2025 (Callable 12/13/2024) (1)	31,166,000	31,895,404
Thermo Fisher Scientific, Inc.,
1.215%, 10/18/2024 (Callable 10/18/2022)	25,000,000	24,040,937
Timken Co.,
3.875%, 09/01/2024 (Callable 06/01/2024)	33,952,000	34,162,973
T-Mobile USA, Inc.,
2.625%, 04/15/2026 (Callable 04/15/2023)	6,000,000	5,731,320
Toll Road Investors Partnership II LP,
0.000%, 02/15/2024 (Insured by NATL) (1)(2)	19,590,000	18,014,122
Toyota Motor Credit Corp.,
2.900%, 03/30/2023 (1)	8,175,000	8,228,780
Triton Container International Ltd.:
0.800%, 08/01/2023 (1)(2)	30,000,000	29,106,879
1.150%, 06/07/2024 (Callable 05/07/2024) (1)(2)	22,930,000	21,754,213
VF Corp.,
2.050%, 04/23/2022	16,560,000	16,566,992
VMware, Inc.:
0.600%, 08/15/2023	5,050,000	4,907,787
1.000%, 08/15/2024 (Callable 08/15/2022)	15,000,000	14,301,881
Volkswagen Group of America Finance LLC:
3.125%, 05/12/2023 (1)(2)	7,000,000	7,047,549
0.875%, 11/22/2023 (1)(2)	10,000,000	9,657,261
Vontier Corp.,
1.800%, 04/01/2026 (Callable 03/01/2026)	704,000	636,564
Wabtec Corp.,
4.400%, 03/15/2024 (Callable 02/15/2024)	20,900,000	21,285,630
Walgreens Boots Alliance, Inc.,
0.950%, 11/17/2023 (Callable 05/17/2022)	20,000,000	19,488,410
Westinghouse Air Brake Technologies Corp.,
3.200%, 06/15/2025 (Callable 05/15/2025)	30,724,000	29,993,937
Westlake Chemical Corp.,
0.875%, 08/15/2024 (Callable 08/15/2022)	6,000,000	5,753,575
Williams Companies, Inc.:
3.350%, 08/15/2022 (Callable 05/15/2022)	235,000	235,392
3.700%, 01/15/2023 (Callable 10/15/2022)	12,537,000	12,616,868
4.300%, 03/04/2024 (Callable 12/04/2023)	19,450,000	19,881,892
3.900%, 01/15/2025 (Callable 10/15/2024)	14,364,000	14,566,400
Woodside Finance Ltd.,
3.650%, 03/05/2025 (Callable 12/05/2024) (1)(2)	39,550,000	39,658,538
Total Industrials (Cost $2,976,736,282)		2,889,758,669	27.8%

Utilities
Ausgrid Finance Pty Ltd.,
3.850%, 05/01/2023 (Callable 02/01/2023) (1)(2)	9,979,000	10,043,255
Black Hills Corp.,
1.037%, 08/23/2024 (Callable 04/18/2022)	35,275,000	33,671,150
Dominion Energy, Inc.,
2.450%, 01/15/2023 (2)	30,000,000	30,011,340
EDP Finance BV,
3.625%, 07/15/2024 (1)(2)	40,833,000	40,874,718
Entergy Louisiana LLC,
0.950%, 10/01/2024 (Callable 10/01/2022)	33,550,000	31,971,137
ITC Holdings Corp.,
4.050%, 07/01/2023 (Callable 04/01/2023) (1)	8,000,000	8,078,414
Jersey Central Power & Light Co.,
4.700%, 04/01/2024 (Callable 01/01/2024) (2)	3,000,000	3,067,170
NextEra Energy Capital Holdings, Inc.,
0.650%, 03/01/2023	27,325,000	26,932,457
Puget Energy, Inc.,
3.650%, 05/15/2025 (Callable 02/15/2025)	13,944,000	13,974,480
Transelec SA:
4.625%, 07/26/2023 (1)(2)	9,800,000	9,979,144
4.250%, 01/14/2025 (Callable 10/14/2024) (1)(2)	5,000,000	5,100,000
Total Utilities (Cost $221,040,818)		213,703,265	2.0%

Financials
ABN AMRO Bank NV,
4.750%, 07/28/2025 (1)(2)	34,188,000	34,948,683
AerCap Holdings NV:
3.300%, 01/23/2023 (Callable 12/23/2022) (1)	8,000,000	8,023,519
1.650%, 10/29/2024 (Callable 09/29/2024) (1)	23,675,000	22,358,886
4.450%, 10/01/2025 (Callable 08/01/2025) (1)	18,937,000	19,001,412
Aetna, Inc.,
2.800%, 06/15/2023 (Callable 04/15/2023)	2,000,000	2,007,411
AIB Group PLC:
4.750%, 10/12/2023 (1)(2)	7,397,000	7,524,587
4.263%, 04/10/2025 (3 Month LIBOR USD + 1.874%)(Callable 04/10/2024) (1)(2)(3)	43,531,000	43,614,312
Air Lease Corp.:
2.625%, 07/01/2022 (Callable 06/01/2022)	1,609,000	1,610,274
2.750%, 01/15/2023 (Callable 12/15/2022)	21,150,000	21,211,362
Ally Financial, Inc.:
4.625%, 05/19/2022	16,661,000	16,725,137
1.450%, 10/02/2023 (Callable 09/02/2023)	27,100,000	26,463,610
5.125%, 09/30/2024	5,000,000	5,218,705
Assurant, Inc.,
4.200%, 09/27/2023 (Callable 08/27/2023)	4,099,000	4,167,904
Australia & New Zealand Banking Group Ltd.,
4.500%, 03/19/2024 (1)(2)	18,269,000	18,623,735
Banco Bilbao Vizcaya Argentaria SA,
0.875%, 09/18/2023 (1)	27,000,000	26,231,722
Banco Santander SA,
2.746%, 05/28/2025 (1)	15,423,000	15,029,176
Bank of America Corp.:
2.816%, 07/21/2023 (3 Month LIBOR USD + 0.930%)(Callable 07/21/2022) (3)	10,000,000	10,008,166
3.550%, 03/05/2024 (3 Month LIBOR USD + 0.780%)(Callable 03/05/2023) (3)	5,000,000	5,028,546
3.864%, 07/23/2024 (3 Month LIBOR USD + 0.940%)(Callable 07/23/2023) (3)	5,275,000	5,334,633
0.976%, 04/22/2025 (SOFR + 0.690%)(Callable 04/22/2024) (3)	45,000,000	43,129,874
1.530%, 12/06/2025 (SOFR + 0.650%)(Callable 12/06/2024) (3)	30,000,000	28,688,966
3.384%, 04/02/2026 (SOFR + 1.330%)(Callable 04/02/2025) (3)	25,000,000	24,966,343
Bank of Ireland Group PLC,
4.500%, 11/25/2023 (1)(2)	2,589,000	2,638,647
Bank of Montreal,
1.500%, 01/10/2025 (1)	55,000,000	52,690,327
Bank of Nova Scotia,
2.440%, 03/11/2024 (1)	23,600,000	23,493,511
Banque Federative du Credit Mutuel SA,
2.125%, 11/21/2022 (1)(2)	18,000,000	18,021,040
Barclays PLC:
3.650%, 03/16/2025 (1)	8,400,000	8,415,551
3.932%, 05/07/2025 (3 Month LIBOR USD + 1.610%)(Callable 05/07/2024) (1)(3)	7,250,000	7,308,982
2.852%, 05/07/2026 (3 Month LIBOR USD + 2.714%)(Callable 05/07/2025) (1)(3)	27,787,000	26,988,716
BNP Paribas SA:
3.500%, 03/01/2023 (1)(2)	10,794,000	10,901,827
4.705%, 01/10/2025 (3 Month LIBOR USD + 2.235%)(Callable 01/10/2024) (1)(2)(3)	11,390,000	11,629,206
4.375%, 09/28/2025 (1)(2)	2,500,000	2,524,054
2.819%, 11/19/2025 (3 Month LIBOR USD + 1.111%)(Callable 11/19/2024) (1)(2)(3)	26,502,000	25,875,473
BNZ International Funding Ltd.,
3.375%, 03/01/2023 (1)(2)	11,105,000	11,227,034
BPCE SA:
5.700%, 10/22/2023 (1)(2)	17,793,000	18,405,337
4.625%, 07/11/2024 (1)(2)	5,294,000	5,390,589
5.150%, 07/21/2024 (1)(2)	17,675,000	18,218,926
4.500%, 03/15/2025 (1)(2)	3,970,000	4,015,322
Brown & Brown, Inc.,
4.200%, 09/15/2024 (Callable 06/15/2024)	1,000,000	1,019,749
Canadian Imperial Bank of Commerce,
2.606%, 07/22/2023 (3 Month LIBOR USD + 0.785%)(Callable 07/22/2022) (1)(3)	36,050,000	36,055,730
Cantor Fitzgerald LP:
6.500%, 06/17/2022 (2)	1,177,000	1,187,209
4.875%, 05/01/2024 (Callable 04/01/2024) (2)	9,600,000	9,895,682
Capital One Financial Corp.,
2.636%, 03/03/2026 (SOFR + 1.290%)(Callable 03/03/2025) (3)	10,000,000	9,785,008
Capital One NA,
3.375%, 02/15/2023	34,182,000	34,439,218
CIT Bank NA,
2.969%, 09/27/2025 (SOFR + 1.715%)(Callable 09/27/2024) (3)	2,340,000	2,317,661
Citigroup, Inc.:
1.678%, 05/15/2024 (SOFR + 1.667%)(Callable 05/15/2023) (3)	25,000,000	24,794,824
0.981%, 05/01/2025 (SOFR + 0.669%)(Callable 05/01/2024) (3)	15,000,000	14,299,159
1.281%, 11/03/2025 (SOFR + 0.528%)(Callable 11/03/2024) (3)	15,000,000	14,274,121
3.290%, 03/17/2026 (SOFR + 1.528%)(Callable 03/17/2025) (3)	17,700,000	17,640,277
CNO Global Funding,
1.650%, 01/06/2025 (2)	15,000,000	14,282,903
Credit Agricole SA:
3.750%, 04/24/2023 (1)(2)	3,380,000	3,424,824
4.375%, 03/17/2025 (1)(2)	20,341,000	20,569,658
Credit Suisse Group AG:
2.997%, 12/14/2023 (3 Month LIBOR USD + 1.200%)(Callable 12/14/2022) (1)(2)(3)	29,400,000	29,396,892
2.593%, 09/11/2025 (SOFR + 1.560%)(Callable 09/11/2024) (1)(2)(3)	12,000,000	11,592,115
2.193%, 06/05/2026 (SOFR + 2.044%)(Callable 06/05/2025) (1)(2)(3)	5,000,000	4,695,408
Credit Suisse Group Funding Guernsey Ltd.,
3.800%, 09/15/2022 (1)	4,650,000	4,697,903
CyrusOne LP / CyrusOne Finance Corp.,
2.900%, 11/15/2024 (Callable 04/11/2022)	11,549,000	11,573,484
Daiwa Securities Group, Inc.,
3.129%, 04/19/2022 (1)(2)	9,750,000	9,757,429
Danske Bank A/S:
3.875%, 09/12/2023 (1)(2)	8,500,000	8,578,895
1.171%, 12/08/2023 (1 Year CMT Rate + 1.030%)(Callable 12/08/2022) (1)(2)(3)	26,375,000	26,034,722
3.244%, 12/20/2025 (3 Month LIBOR USD + 1.591%)(Callable 12/20/2024) (1)(2)(3)	6,743,000	6,643,818
1.621%, 09/11/2026 (1 Year CMT Rate + 1.350%)(Callable 09/11/2025) (1)(2)(3)	15,000,000	13,870,321
DBS Group Holdings Ltd.,
2.850%, 04/16/2022 (1)(2)	10,000,000	10,001,200
Deutsche Bank AG:
2.222%, 09/18/2024 (SOFR + 2.159%)(Callable 09/18/2023) (1)(3)	17,000,000	16,627,994
1.447%, 04/01/2025 (SOFR + 1.131%)(Callable 04/01/2024) (1)(3)	14,500,000	13,848,451
3.961%, 11/26/2025 (SOFR + 2.581%)(Callable 11/26/2024) (1)(3)	12,200,000	12,190,748
Discover Bank:
3.350%, 02/06/2023 (Callable 01/06/2023)	7,964,000	8,040,568
4.200%, 08/08/2023	17,405,000	17,696,923
Discover Financial Services:
5.200%, 04/27/2022	10,443,000	10,468,454
3.750%, 03/04/2025 (Callable 12/04/2024)	13,305,000	13,421,461
F.N.B. Corporation,
2.200%, 02/24/2023 (Callable 01/24/2023)	19,492,000	19,375,630
Fifth Third Bancorp,
1.625%, 05/05/2023 (Callable 04/05/2023)	15,000,000	14,866,108
First Horizon National Corp.,
3.550%, 05/26/2023 (Callable 04/26/2023)	30,000,000	30,175,262
GATX Corp.,
4.350%, 02/15/2024 (Callable 01/15/2024)	2,650,000	2,707,563
Goldman Sachs Group, Inc.:
2.908%, 06/05/2023 (3 Month LIBOR USD + 1.053%)(Callable 06/05/2022) (3)	8,280,000	8,288,172
2.905%, 07/24/2023 (3 Month LIBOR USD + 0.990%)(Callable 07/24/2022) (3)	14,200,000	14,215,637
0.673%, 03/08/2024 (SOFR + 0.572%)(Callable 03/08/2023) (3)	21,800,000	21,336,915
1.757%, 01/24/2025 (SOFR + 0.730%)(Callable 01/24/2024) (3)	8,250,000	8,042,944
Health Care Service Corp. A Mutual Legal Reserve Co.,
1.500%, 06/01/2025 (Callable 05/01/2025) (2)	6,465,000	6,150,319
HSBC Holdings PLC:
0.732%, 08/17/2024 (SOFR + 0.534%)(Callable 08/17/2023) (1)(3)	15,000,000	14,507,671
3.803%, 03/11/2025 (3 Month LIBOR USD + 1.211%)(Callable 03/11/2024) (1)(3)	28,200,000	28,332,729
0.976%, 05/24/2025 (SOFR + 0.708%)(Callable 05/24/2024) (1)(3)	9,000,000	8,544,066
2.999%, 03/10/2026 (SOFR + 1.430%)(Callable 03/10/2025) (1)(3)	7,000,000	6,863,200
ING Groep NV,
3.869%, 03/28/2026 (SOFR + 1.640%)(Callable 03/28/2025) (1)(3)	24,000,000	24,116,381
Jackson Financial, Inc.,
1.125%, 11/22/2023 (2)	15,000,000	14,548,435
Jackson National Life Global Funding,
1.750%, 01/12/2025 (2)	21,850,000	20,923,829
JPMorgan Chase & Co.,
1.045%, 11/19/2026 (SOFR + 0.800%)(Callable 11/19/2025) (3)	4,300,000	3,970,078
KeyBank NA,
3.180%, 05/22/2022	24,943,000	25,001,390
Kimco Realty Corp.,
3.850%, 06/01/2025 (Callable 03/01/2025)	3,950,000	3,992,518
LeasePlan Corp. NV,
2.875%, 10/24/2024 (1)(2)	45,018,000	43,975,193
Liberty Mutual Group, Inc.,
4.950%, 05/01/2022 (2)	3,000,000	3,007,089
Liberty Mutual Insurance Co.,
8.500%, 05/15/2025 (2)	2,093,000	2,395,890
Lloyds Bank PLC:
1.326%, 06/15/2023 (1 Year CMT Rate + 1.100%)(Callable 06/15/2022) (1)(3)	9,400,000	9,376,557
2.907%, 11/07/2023 (3 Month LIBOR USD + 0.810%)(Callable 11/07/2022) (1)(3)	21,704,000	21,734,469
0.695%, 05/11/2024 (1 Year CMT Rate + 0.550%)(Callable 05/11/2023) (1)(3)	9,400,000	9,156,131
3.511%, 03/18/2026 (1 Year CMT Rate + 1.600%)(Callable 03/18/2025) (1)(3)	15,000,000	14,926,490
Macquarie Bank Ltd.,
4.875%, 06/10/2025 (1)(2)	2,000,000	2,052,377
Macquarie Group Ltd.:
3.189%, 11/28/2023 (3 Month LIBOR USD + 1.023%)(Callable 11/28/2022) (1)(2)(3)	4,000,000	4,006,535
1.201%, 10/14/2025 (SOFR + 0.694%)(Callable 10/14/2024) (1)(2)(3)	25,000,000	23,628,493
Massachusetts Mutual Life Insurance Co.,
7.625%, 11/15/2023 (2)	23,898,000	25,332,486
Mitsubishi UFJ Financial Group, Inc.:
2.623%, 07/18/2022 (1)	10,000,000	10,038,807
0.848%, 09/15/2024 (1 Year CMT Rate + 0.680%)(Callable 09/15/2023) (1)(3)	20,000,000	19,383,169
0.953%, 07/19/2025 (1 Year CMT Rate + 0.550%)(Callable 07/19/2024) (1)(3)	23,200,000	21,990,443
Mitsubishi UFJ Lease & Finance Co. Ltd.,
2.652%, 09/19/2022 (Callable 08/19/2022) (1)(2)	3,000,000	3,004,883
Mizuho Financial Group, Inc.:
4.600%, 03/27/2024 (1)(2)	37,170,000	37,967,399
1.241%, 07/10/2024 (3 Month LIBOR USD + 1.252%)(Callable 07/10/2023) (1)(3)	14,700,000	14,386,060
Morgan Stanley:
0.731%, 04/05/2024 (SOFR + 0.616%)(Callable 04/05/2023) (3)	7,100,000	6,953,651
3.737%, 04/24/2024 (3 Month LIBOR USD + 0.847%)(Callable 04/24/2023) (3)	34,242,000	34,580,847
2.630%, 02/18/2026 (SOFR + 0.940%)(Callable 02/18/2025) (3)	20,000,000	19,618,806
Nationwide Building Society:
2.000%, 01/27/2023 (1)(2)	4,980,000	4,970,454
3.622%, 04/26/2023 (3 Month LIBOR USD + 1.181%) (1)(2)(3)	18,635,000	18,638,331
3.766%, 03/08/2024 (3 Month LIBOR USD + 1.064%)(Callable 03/08/2023) (1)(2)(3)	9,670,000	9,722,153
New York Life Global Funding,
1.100%, 05/05/2023 (2)	14,425,000	14,240,668
Nomura Holdings, Inc.:
2.648%, 01/16/2025 (1)	7,000,000	6,809,152
1.851%, 07/16/2025 (1)	34,050,000	32,138,820
Nordea Bank AB,
3.750%, 08/30/2023 (1)(2)	3,725,000	3,777,111
Park Aerospace Holdings Ltd.,
4.500%, 03/15/2023 (Callable 02/15/2023) (1)(2)	7,746,000	7,801,064
People's United Bank NA,
4.000%, 07/15/2024 (Callable 04/16/2024)	14,505,000	14,685,771
People's United Financial, Inc.,
3.650%, 12/06/2022 (Callable 09/06/2022)	6,329,000	6,370,440
Principal Life Global Funding II:
0.750%, 04/12/2024 (2)	6,500,000	6,212,537
1.375%, 01/10/2025 (2)	15,000,000	14,280,924
Protective Life Global Funding,
1.082%, 06/09/2023 (1)(2)	15,900,000	15,628,219
Prudential Funding LLC,
6.750%, 09/15/2023 (2)	41,192,000	43,193,780
Reliance Standard Life Global Funding II:
2.625%, 07/22/2022 (1)(2)	13,625,000	13,673,323
2.150%, 01/21/2023 (1)(2)	15,000,000	15,019,753
2.500%, 10/30/2024 (1)(2)	9,418,000	9,251,501
Royal Bank of Scotland Group PLC:
3.498%, 05/15/2023 (3 Month LIBOR USD + 1.480%)(Callable 05/15/2022) (1)(3)	13,000,000	13,018,075
3.875%, 09/12/2023 (1)	8,187,000	8,270,834
4.519%, 06/25/2024 (3 Month LIBOR USD + 1.550%)(Callable 06/25/2023) (1)(3)	9,734,000	9,880,591
4.269%, 03/22/2025 (3 Month LIBOR USD + 1.762%)(Callable 03/22/2024) (1)(3)	14,250,000	14,415,285
Santander Holdings USA, Inc.,
3.400%, 01/18/2023 (Callable 12/18/2022) (1)	7,114,000	7,156,845
Santander UK Group Holdings PLC,
3.373%, 01/05/2024 (3 Month LIBOR USD + 1.080%)(Callable 01/05/2023) (1)(3)	10,000,000	10,030,422
Santander UK PLC,
5.000%, 11/07/2023 (1)(2)	2,300,000	2,352,555
SMBC Aviation Capital Finance DAC,
4.125%, 07/15/2023 (Callable 06/15/2023) (1)(2)	1,960,000	1,965,809
Societe Generale SA:
5.000%, 01/17/2024 (1)(2)	14,511,000	14,788,066
3.875%, 03/28/2024 (1)(2)	17,000,000	17,029,733
2.625%, 10/16/2024 (1)(2)	14,000,000	13,613,531
2.226%, 01/21/2026 (1 Year CMT Rate + 1.050%)(Callable 01/21/2025) (1)(2)(3)	10,000,000	9,492,932
Standard Chartered PLC:
1.319%, 10/14/2023 (1 Year CMT Rate + 1.170%)(Callable 10/14/2022) (1)(2)(3)	2,525,000	2,501,210
3.885%, 03/15/2024 (3 Month LIBOR USD + 1.080%)(Callable 03/15/2023) (1)(2)(3)	18,850,000	18,982,734
1.822%, 11/23/2025 (1 Year CMT Rate + 0.950%)(Callable 11/23/2024) (1)(2)(3)	28,000,000	26,600,820
2.819%, 01/30/2026 (3 Month LIBOR USD + 1.209%)(Callable 01/30/2025) (1)(2)(3)	8,700,000	8,460,835
Stifel Financial Corp.,
4.250%, 07/18/2024	3,021,000	3,081,753
Sumitomo Mitsui Financial Group, Inc.,
4.436%, 04/02/2024 (1)(2)	14,085,000	14,367,072
Sumitomo Mitsui Trust Bank Ltd.,
0.850%, 03/25/2024 (1)(2)	37,000,000	35,452,604
Synchrony Financial:
2.850%, 07/25/2022 (Callable 06/25/2022)	25,219,000	25,288,230
4.375%, 03/19/2024 (Callable 02/19/2024)	12,000,000	12,222,711
4.250%, 08/15/2024 (Callable 05/15/2024)	9,000,000	9,125,564
4.500%, 07/23/2025 (Callable 04/23/2025)	6,367,000	6,494,712
UBS Group AG,
1.008%, 07/30/2024 (1 Year CMT Rate + 0.830%)(Callable 07/30/2023) (1)(2)(3)	9,800,000	9,532,972
UBS Group Funding Switzerland AG:
2.859%, 08/15/2023 (3 Month LIBOR USD + 0.954%)(Callable 08/15/2022) (1)(2)(3)	7,200,000	7,210,815
4.125%, 09/24/2025 (1)(2)	9,454,000	9,630,527
USAA Capital Corp.,
1.500%, 05/01/2023 (2)	6,000,000	5,944,102
Wells Fargo & Co.:
3.750%, 01/24/2024 (Callable 12/22/2023)	9,840,000	10,019,719
1.654%, 06/02/2024 (SOFR + 1.600%)(Callable 06/02/2023) (3)	30,000,000	29,639,966
2.188%, 04/30/2026 (SOFR + 2.000%)(Callable 04/30/2025) (3)	1,500,000	1,446,965
Willis North America, Inc.,
3.600%, 05/15/2024 (Callable 03/15/2024)	2,600,000	2,614,972
Total Financials (Cost $2,337,018,369)		2,271,305,898	21.8%
Total Corporate Bonds (Cost $5,534,795,469)		5,374,767,832	51.6%

Municipal Bonds
Alaska Industrial Development & Export Authority,
0.000%, 03/01/2025 (Insured by NATL)	4,925,000	4,287,109
Arlington Higher Education Finance Corp.,
3.000%, 08/15/2044 (Callable 08/15/2024)(Mandatory Tender Date 08/15/2026)(PSF Guaranteed) (4)	28,340,000	28,692,215
Bloomington Redevelopment District,
2.400%, 08/01/2024	495,000	485,381
Brazos Higher Education Authority, Inc.,
2.427%, 04/01/2022 (GTD STD LNS)	1,320,000	1,320,000
Central Texas Turnpike System,
1.980%, 08/15/2042 (Mandatory Tender Date 08/15/2022) (4)	8,280,000	8,268,818
Chicago Transit Authority:
1.708%, 12/01/2022	1,100,000	1,101,212
1.838%, 12/01/2023	1,000,000	988,484
City of Brockton MA,
5.410%, 08/01/2027 (Insured by AGM)	47,200,000	50,910,378
City of Houston TX,
1.054%, 07/01/2023	6,000,000	5,923,364
City of Johnson TN,
7.850%, 03/01/2024 (Insured by NATL)	2,725,000	2,850,317
City of Ontario CA:
2.071%, 06/01/2022	1,095,000	1,096,617
2.216%, 06/01/2023	1,300,000	1,296,635
City of Stockton CA,
5.365%, 09/01/2026 (Insured by AGM)	16,325,000	17,073,864
Colorado Bridge Enterprise,
0.923%, 12/31/2023 (Callable 06/30/2023)	50,175,000	48,551,056
County of Broward FL,
5.998%, 09/01/2028 (Insured by AMBAC)	23,585,000	25,766,304
County of Riverside CA,
2.363%, 02/15/2023	5,000,000	5,018,293
County of Saline AR,
3.550%, 06/01/2042 (Callable 06/01/2024)	480,000	484,324
Florida Development Finance Corp.:
1.795%, 04/01/2022	1,000,000	1,000,000
1.976%, 04/01/2023	1,255,000	1,242,221
Great Lakes Water Authority:
1.684%, 07/01/2022	250,000	250,522
1.879%, 07/01/2023	500,000	498,154
1.984%, 07/01/2024	500,000	491,482
Housing & Redevelopment Authority of the City of St. Paul MN,
3.539%, 07/01/2023	5,000,000	5,068,454
Illinois Housing Development Authority,
4.000%, 02/01/2034 (Callable 08/01/2025)	2,820,000	2,864,299
Massachusetts Educational Financing Authority:
1.073%, 07/01/2024	1,725,000	1,650,464
1.338%, 07/01/2025	5,000,000	4,705,549
2.000%, 07/01/2037 (Callable 07/01/2031)	1,000,000	908,928
New Hampshire Housing Finance Authority,
4.000%, 07/01/2036 (Callable 07/10/2024)	1,400,000	1,420,846
New Jersey Economic Development Authority:
2.609%, 06/15/2022	500,000	501,156
2.781%, 06/15/2023	2,085,000	2,090,677
6.310%, 07/01/2026 (Insured by AGC)	6,150,000	6,623,830
New Jersey Sports & Exposition Authority:
6.076%, 03/01/2023 (Insured by NATL)	490,000	498,668
5.976%, 03/01/2024 (Insured by NATL)	675,000	682,117
New Jersey Transportation Trust Fund Authority,
2.384%, 06/15/2022	4,245,000	4,254,378
Niagara Area Development Corp.,
2.643%, 05/01/2022	1,000,000	1,000,327
Peralta Community College District,
0.000%, 08/05/2031 (Mandatory Tender Date 08/05/2025)(Insured by NATL) (7)	27,850,000	25,525,441
Philadelphia Authority for Industrial Development:
0.000%, 04/15/2022 (Insured by AGM)	6,022,000	6,020,254
0.000%, 04/15/2023 (Insured by AMBAC)	7,250,000	7,085,273
3.964%, 04/15/2026	4,500,000	4,595,123
Port of Seattle WA,
2.430%, 05/01/2022	1,000,000	1,001,216
Rhode Island Housing & Mortgage Finance Corp.,
3.000%, 10/01/2034 (Callable 10/01/2022)	705,000	707,823
State of Connecticut:
2.500%, 07/01/2022	3,000,000	3,012,739
2.000%, 07/01/2023	3,000,000	2,996,999
State Public School Building Authority,
2.615%, 04/01/2023 (Insured by ST AID)	2,500,000	2,509,999
Tennessee Housing Development Agency,
4.000%, 07/01/2040 (Callable 07/01/2029)	3,915,000	3,999,125
Tobacco Settlement Finance Authority,
0.947%, 06/01/2022	3,500,000	3,499,028
Total Municipal Bonds (Cost $309,283,394)		300,819,463	2.9%

Residential Mortgage-Backed Securities
Non-U.S. Government Agency Issues
Aegis Asset Backed Securities Trust,
Series 2005-4, Class M1, 1.343%, 10/25/2035 (1 Month LIBOR USD + 0.675%)(Callable 04/25/2022) (3)	2,231,934	2,228,806
Alternative Loan Trust:
Series 2004-12CB, Class 1A1, 5.000%, 08/25/2022 (Callable 04/25/2022)	4,140	4,080
Series 2004-J2, Class 3A3, 5.500%, 04/25/2034 (Callable 04/25/2022)	44,364	44,058
Series 2005-73CB, Class 1A7, 5.500%, 01/25/2036 (Callable 04/25/2022)	36,479	35,439
Series 2006-28CB, Class A17, 6.000%, 10/25/2036 (Callable 04/25/2022) (6)	429,763	284,305
Arroyo Mortgage Trust:
Series 2019-3, Class A1, 2.962%, 10/25/2048 (Callable 07/25/2022) (2)(4)	8,853,162	8,589,510
Series 2019-2, Class A1, 3.347%, 04/25/2049 (Callable 05/25/2022) (2)(4)	7,041,032	6,870,229
Series 2020-1, Class A1A, 1.662%, 03/25/2055 (Callable 12/25/2022) (2)	5,408,346	5,321,477
Series 2022-1, Class A1A, 2.495%, 12/25/2056 (Callable 01/25/2025) (2)(7)	13,869,666	13,534,984
COLT Trust,
Series 2020-RPL1, Class A1, 1.390%, 01/25/2065 (Callable 09/25/2023) (2)(4)	20,543,257	19,344,767
CSMC Trust,
Series 2019-RPL1, Class A1A, 3.650%, 07/25/2058 (Callable 03/25/2031) (2)(4)	23,368,113	23,344,238
CWABS Asset-Backed Certificates Trust,
Series 2006-9, Class 1AF3, 5.859%, 08/25/2036 (Callable 04/25/2022) (4)	193,235	195,645
FirstKey Homes Trust,
Series 2020-SFR2, Class A, 1.266%, 10/19/2037 (2)	33,993,470	31,581,300
GCAT Trust,
Series 2022-HX1, Class A1, 2.885%, 12/27/2066 (Callable 02/25/2027) (2)(4)	33,963,794	33,354,348
GSAMP Trust,
Series 2006-HE7, Class A2D, 0.898%, 10/25/2036 (1 Month LIBOR USD + 0.230%)(Callable 05/25/2022) (3)	2,414,483	2,398,382
Home Partners of America Trust,
Series 2019-2, Class A, 2.703%, 10/19/2039 (Callable 10/17/2024) (2)	50,711,012	48,729,687
J.P. Morgan Mortgage Trust,
Series 2005-A4, Class 1A1, 2.314%, 07/25/2035 (Callable 04/25/2022) (4)	155,491	160,069
MASTR Alternative Loan Trust:
Series 2003-5, Class 7A1, 5.000%, 10/01/2031 (Callable 04/25/2022)	35,783	16,489
Series 2003-5, Class 4A1, 5.500%, 07/25/2033 (Callable 04/25/2022)	1,425,012	1,432,549
MFA Trust,
Series 2022-NQM1, Class A1, 4.112%, 12/25/2066 (Callable 03/25/2025) (2)(4)	29,209,000	29,178,593
Mill City Mortgage Loan Trust,
Series 2018-2, Class A1, 3.500%, 05/25/2058 (Callable 06/25/2027) (2)(4)	711,693	714,174
Morgan Stanley Capital I Trust,
Series 2005-HE5, Class M2, 1.098%, 09/25/2035 (1 Month LIBOR USD + 0.645%)(Callable 04/25/2022) (3)	1,830,165	1,826,048
New Residential Mortgage Loan Trust,
Series 2019-RPL3, Class A1, 2.750%, 07/25/2059 (Callable 09/25/2032) (2)(4)	19,611,827	19,173,869
Renaissance Home Equity Loan Trust,
Series 2007-2, Class AF2, 5.675%, 06/25/2037 (Callable 12/25/2028) (7)	1,914,212	695,920
Structured Asset Securities Corp.,
Series 2004-4XS, Class 1A6, 5.050%, 02/25/2034 (Callable 04/25/2022) (7)	12,855	12,413
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 3A, 1.987%, 10/25/2043 (Callable 04/25/2022) (4)	2,169,052	2,172,246
Towd Point Mortgage Trust:
Series 2016-5, Class A1, 2.500%, 10/25/2056 (Callable 06/25/2025) (2)(4)	7,293,524	7,293,695
Series 2017-1, Class A1, 2.750%, 10/25/2056 (Callable 05/25/2025) (2)(4)	5,824,090	5,824,007
Series 2017-5, Class A1, 1.268%, 02/26/2057 (1 Month LIBOR USD + 0.600%)(Callable 03/25/2024) (2)(3)	2,932,543	2,921,588
Series 2017-2, Class A1, 2.750%, 04/25/2057 (Callable 08/25/2024) (2)(4)	3,020,215	3,021,913
Series 2017-3, Class A1, 2.750%, 06/25/2057 (Callable 08/25/2024) (2)(4)	14,818,268	14,830,833
Series 2017-4, Class A1, 2.750%, 06/25/2057 (Callable 06/25/2025) (2)(4)	16,635,469	16,515,024
Series 2017-6, Class A1, 2.750%, 10/25/2057 (Callable 08/25/2025) (2)(4)	25,954,529	25,705,077
Series 2018-6, Class A1A, 3.750%, 03/25/2058 (Callable 12/25/2025) (2)(4)	4,376,868	4,403,886
Series 2020-4, Class A1, 1.750%, 10/25/2060 (Callable 11/25/2026) (2)	39,403,604	37,197,585
WaMu Mortgage Pass-Through Certificates Trust,
Series 2004-AR3, Class A1, 2.610%, 06/25/2034 (Callable 04/25/2022) (4)	1,657,560	1,649,291
Total Residential Mortgage-Backed Securities (Cost $383,673,307)		370,606,524	3.6%

Commercial Mortgage-Backed Securities
Non-U.S. Government Agency Issues
Bank of America Commercial Mortgage Trust,
Series 2016-UB10, Class ASB, 3.019%, 07/16/2049 (Callable 10/15/2025)	6,690,673	6,682,907
Citigroup Commercial Mortgage Trust:
Series 2013-GC11, Class A4, 3.093%, 04/10/2046 (Callable 03/10/2023)	11,499,024	11,532,645
Series 2014-GC19, Class AAB, 3.552%, 03/12/2047 (Callable 11/10/2023)	1,710,526	1,726,971
Series 2014-GC23, Class AAB, 3.337%, 07/12/2047 (Callable 05/10/2024)	6,551,562	6,604,831
Series 2015-GC27, Class A5, 3.137%, 02/10/2048 (Callable 12/10/2024)	9,750,000	9,684,937
Series 2016-C3, Class AAB, 2.984%, 11/18/2049 (Callable 12/15/2025)	1,718,922	1,714,665
COMM Mortgage Trust:
Series 2013-LC6, Class ASB, 2.478%, 01/12/2046 (Callable 09/10/2022)	1,541,461	1,542,247
Series 2014-LC15, Class ASB, 3.528%, 04/12/2047 (Callable 10/10/2023)	5,025,326	5,075,948
Series 2014-CR16, Class ASB, 3.653%, 04/12/2047 (Callable 12/10/2023)	4,488,634	4,534,792
Series 2015-LC19, Class A4, 3.183%, 02/10/2048 (Callable 01/10/2025)	10,882,530	10,847,631
Series 2015-LC21, Class A4, 3.708%, 07/10/2048 (Callable 05/10/2025)	12,060,955	12,168,678
Series 2013-CR11, Class A4, 4.258%, 08/12/2050 (Callable 09/10/2023)	5,130,000	5,219,383
GS Mortgage Securities Trust:
Series 2014-GC20, Class A5, 3.998%, 04/12/2047 (Callable 03/10/2024)	19,078,916	19,274,483
Series 2014-GC22, Class A5, 3.862%, 06/10/2047 (Callable 05/10/2024)	14,470,023	14,608,912
J.P. Morgan Chase Commercial Mortgage Securities Trust:
Series 2012-C8, Class ASB, 2.379%, 10/17/2045 (Callable 05/15/2022)	291,044	290,934
Series 2012-C8, Class A3, 2.829%, 10/17/2045 (Callable 08/15/2022)	6,306,553	6,312,399
Series 2013-LC11, Class A5, 2.960%, 04/15/2046 (Callable 04/15/2023)	12,580,000	12,570,023
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C14, Class ASB, 3.761%, 08/17/2046 (Callable 06/15/2023) (4)	5,727,665	5,787,728
Series 2013-C14, Class A4, 4.133%, 08/17/2046 (Callable 07/15/2023) (4)	8,009,058	8,062,062
Series 2013-C17, Class A4, 4.199%, 01/17/2047 (Callable 12/15/2023)	19,125,000	19,429,422
Series 2014-C20, Class A5, 3.805%, 07/17/2047 (Callable 05/15/2024)	11,750,000	11,864,724
Series 2014-C22, Class A4, 3.801%, 09/17/2047 (Callable 08/15/2024)	23,316,000	23,545,301
Series 2014-C25, Class A5, 3.672%, 11/18/2047 (Callable 10/15/2024)	9,543,000	9,608,957
Series 2015-C31, Class ASB, 3.540%, 08/17/2048 (Callable 05/15/2025)	6,455,001	6,501,519
Series 2015-C28, Class A4, 3.227%, 10/19/2048 (Callable 03/15/2025)	15,000,000	14,898,555
Series 2015-C33, Class ASB, 3.562%, 12/17/2048 (Callable 08/15/2025)	3,062,840	3,093,726
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C9, Class AAB, 2.657%, 05/17/2046 (Callable 01/15/2023)	5,123,641	5,130,718
Series 2015-C25, Class ASB, 3.383%, 10/19/2048 (Callable 06/15/2025)	11,073,418	11,125,926
Series 2013-C8, Class ASB, 2.699%, 12/17/2048 (Callable 10/15/2022)	1,697,101	1,701,548
Series 2016-C30, Class ASB, 2.729%, 09/17/2049 (Callable 10/15/2025)	2,995,993	2,973,470
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class ASB, 3.278%, 02/18/2048 (Callable 12/15/2024)	2,508,974	2,521,467
Series 2015-C31, Class ASB, 3.487%, 11/18/2048 (Callable 07/15/2025)	1,875,452	1,889,841
Series 2014-LC16, Class ASB, 3.477%, 08/17/2050 (Callable 03/15/2024)	6,544,769	6,599,277
WFRBS Commercial Mortgage Trust:
Series 2013-C11, Class A5, 3.071%, 03/17/2045 (Callable 01/15/2023)	4,865,146	4,870,408
Series 2013-C14, Class ASB, 2.977%, 06/15/2046 (Callable 04/15/2023)	5,447,141	5,469,835
Series 2013-C14, Class A4, 3.073%, 06/15/2046 (Callable 05/15/2023)	10,659,173	10,705,969
Series 2014-C23, Class ASB, 3.636%, 10/17/2057	590,690	595,716
Total Commercial Mortgage-Backed Securities (Cost $295,604,569)		286,768,555	2.8%

Asset Backed Securities
Affirm Asset Securitization Trust,
Series 2021-B, Class A, 1.030%, 08/17/2026 (Callable 08/15/2023) (2)	27,500,000	26,277,177
Bank of The West Auto Trust,
Series 2019-1, Class A3, 2.430%, 04/15/2024 (Callable 05/15/2023) (2)	3,426,486	3,434,888
Chase Auto Credit Linked Notes:
Series 2020-2, Class B, 0.840%, 02/25/2028 (Callable 06/25/2024) (2)	5,724,335	5,650,361
Series 2021-1, Class B, 0.875%, 09/25/2028 (Callable 11/25/2024) (2)	25,207,019	24,762,083
Series 2021-2, Class B, 0.889%, 12/25/2028 (Callable 11/25/2024) (2)	23,227,866	22,793,054
Series 2021-3, Class B, 0.760%, 02/25/2029 (Callable 01/25/2025) (2)	35,960,246	34,932,142
Chesapeake Funding II LLC,
Series 2020-1A, Class A1, 0.870%, 08/15/2032 (Callable 08/15/2023) (2)	11,110,120	11,021,227
Donlen Fleet Lease Funding 2 LLC,
Series 2021-2, Class A2, 0.560%, 12/11/2034 (2)	25,655,666	25,168,208
Ford Credit Floorplan Master Owner Trust,
Series 2019-3, Class A1, 2.230%, 09/15/2024	46,629,000	46,754,730
Genesis Sales Finance Master Trust,
Series 2021-AA, Class A, 1.200%, 12/20/2026 (Callable 03/20/2024) (2)	1,080,000	1,033,439
GM Financial Automobile Leasing Trust,
Series 2020-2, Class A3, 0.800%, 07/20/2023 (Callable 01/20/2023)	6,570,189	6,561,840
GMF Floorplan Owner Revolving Trust:
Series 2020-1, Class A, 0.680%, 08/15/2025 (2)	8,900,000	8,666,559
Series 2019-2, Class A, 2.900%, 04/15/2026 (2)	26,900,000	26,847,430
Mercedes-Benz Master Owner Trust,
Series 2019-BA, Class A, 2.610%, 05/15/2024 (2)	20,775,000	20,809,021
Navient Private Education Refi Loan Trust:
Series 2019-EA, Class A2A, 2.640%, 05/15/2068 (Callable 06/15/2026) (2)	3,619,881	3,565,541
Series 2019-FA, Class A2, 2.600%, 08/15/2068 (Callable 09/15/2026) (2)	13,238,418	13,115,821
Series 2021-A, Class A, 0.840%, 05/15/2069 (Callable 11/15/2027) (2)	10,977,615	10,480,871
Series 2021-GA, Class A, 1.580%, 04/15/2070 (Callable 09/15/2028) (2)	29,872,334	28,341,914
Navient Student Loan Trust,
Series 2019-BA, Class A2A, 3.390%, 12/15/2059 (Callable 05/15/2029) (2)	6,257,108	6,257,517
Nelnet Student Loan Trust:
Series 2021-A, Class APT1, 1.360%, 04/20/2062 (Callable 09/20/2029) (2)	10,974,948	10,282,721
Series 2021-BA, Class AFX, 1.420%, 04/20/2062 (Callable 07/20/2029) (2)	15,225,628	14,240,049
Series 2021-DA, Class AFX, 1.630%, 04/20/2062 (Callable 04/20/2031) (2)	15,300,746	14,571,415
PFS Financing Corp.:
Series 2019-A, Class A2, 2.860%, 04/15/2024 (2)	7,675,000	7,672,950
Series 2020-A, Class A, 1.270%, 06/15/2025 (2)	39,067,000	38,488,426
Series 2021-A, Class A, 0.710%, 04/15/2026 (2)	12,500,000	11,866,431
Towd Point Mortgage Trust:
Series 2019-MH1, Class A1, 3.000%, 11/25/2058 (Callable 10/25/2024) (2)(4)	5,804,099	5,789,678
Series 2020-MH1, Class A1A, 2.184%, 02/25/2060 (Callable 08/25/2022) (2)(4)	13,435,602	12,998,632
Series 2020-MH1, Class A1, 2.250%, 02/25/2060 (Callable 08/25/2022) (2)(4)	17,430,705	16,883,404
Volkswagen Auto Loan Enhanced Trust,
Series 2020-1, Class A3, 0.980%, 11/20/2024 (Callable 09/20/2023)	13,220,100	13,137,106
Total Asset Backed Securities (Cost $485,923,752)		472,404,635	4.5%
Total Long-Term Investments (Cost $10,604,788,296)		10,287,961,734	98.9%

SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
First American Government Obligations Fund, Class U, 0.21% (5)	408,731,188	408,731,188
Total Short-Term Investment (Cost $408,731,188)		408,731,188	3.9%
Total Investments (Cost $11,013,519,484)		10,696,692,922	102.8%
Liabilities in Excess of Other Assets		(290,901,053)	(2.8)%
TOTAL NET ASSETS		$10,405,791,869	100.0%

Notes to Schedule of Investments
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal
AMBAC	Ambac Assurance Corp.
GTD STD LNS	Guaranteed Student Loans
NATL	National Public Finance Guarantee Corp.
ST AID	State Aid Intercept/Withholding

CMT	Constant Maturity Treasury
LIBOR	London Inter-bank Offered Rate
PSF	Permanent School Fund
SOFR	Secured Overnight Financing Rate

(1)	Foreign security.
(2)
Security as defined in Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2022, the value of these securities totaled $2,945,113,816, which represented 28.30% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2022.
(4)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of March 31, 2022.
(5)	Seven-day yield.
(6)	Security that, on the last payment date, missed a partial principal or interest payment.
(7)	Step-up bond; the interest rate shown is the rate in effect as of March 31, 2022.

Baird Short-Term Bond Fund
Summary of Fair Value Exposure at March 31, 2022 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2022:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$–	$3,424,517,761	$–	$3,424,517,761
Other Government Related Securities	–	58,076,964	–	58,076,964
Corporate Bonds	–	5,374,767,832	–	5,374,767,832
Municipal Bonds	–	300,819,463	–	300,819,463
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	370,606,524	–	370,606,524
Commercial Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	286,768,555	–	286,768,555
Asset Backed Securities	–	472,404,635	–	472,404,635
Total Long-Term Investments	–	10,287,961,734	–	10,287,961,734
Short-Term Investment
Money Market Mutual Fund	408,731,188	–	–	408,731,188
Total Short-Term Investment	408,731,188	–	–	408,731,188
Total Investments	$408,731,188	$10,287,961,734	$–	$10,696,692,922

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report.